Critical Accounting Estimates, Judgements And Assumptions	12 Months Ended
Dec. 31, 2025
Critical Accounting Estimates, Judgements And Assumptions [Abstract]
CRITICAL ACCOUNTING ESTIMATES, JUDGEMENTS AND ASSUMPTIONS
3.	CRITICAL ACCOUNTING ESTIMATES, JUDGEMENTS AND ASSUMPTIONS

The preparation of the consolidated financial statements in accordance with IFRS Accounting Standards requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and expenditures on the financial statements. These estimates and assumptions are based on management’s best knowledge of the relevant facts and circumstances, taking into account previous experience. Actual results could differ from those estimates and such differences could be material. Estimates are reviewed on an ongoing basis and are based on historical experience and other facts and circumstances. Revisions to estimates and the resulting effects on the carrying amounts of the Company’s assets and liabilities are accounted for prospectively. Information about critical judgements and estimates, assumptions and other sources of estimation uncertainty as at December 31, 2025 that have a risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next year are as follows:

Critical Judgements

(a)	Functional currency

Management is required to assess the functional currency of each entity of the Company. In concluding the functional currencies of the parent and its subsidiary companies, management considered the currency that both mainly influences the cost of providing goods and services in each jurisdiction in which the Company operates and in which a significant portion of costs are denominated or contracted. While the local currency generally influences the goods and services received in each jurisdiction in which the Company operates, a significant portion of the Company’s costs are denominated, negotiated and/or contracted in U.S. dollars, the majority of which relate to exploration activities.

In addition, the Company also considered secondary indicators including the currency in which funds from financing activities are retained by the parent to fund subsidiary operations. The assessment of the above aforementioned factors in subjective and involved significant management judgement.

(b)	Mining Concession Asset

Management exercises significant judgment in determining the appropriate timing for the recognition of mining concession assets, as such recognition depends on the transfer of control and the receipt of required regulatory approvals.

On June 23, 2025, the Company accelerated the First Guayabales Option agreement, resulting in the transfer of 100% of the mining concession to the Company. The transfer was completed on December 30, 2025, and the mining concession title was formally granted and registered in the Company’s name with the Colombian National Mining Agency (Agencia Nacional de Minería, “ANM”).

As at December 31, 2025, the Company recognized the mining concession asset and a corresponding liability for the unpaid portion of the purchase price, based on the existence of a legally binding agreement, management’s determination that control of the asset had transferred to the Company and the formal granting of the mining title by the ANM.

The outstanding balance related to the acquisition was fully settled subsequent to year-end, on January 23, 2026.

(c)	VAT Receivable

The company recognizes a long-term VAT receivable on purchases and expenses in the period in which the underlying transaction occurs. VAT incurred on purchases and expenses related to taxable activities is recorded as receivable and included in the total long-term VAT receivable.

The company adheres to the VAT recovery regulations set forth by the Colombian tax authority, the Dirección de Impuestos y Aduanas Nacionales (DIAN). The VAT receivable is recognized based on the principles of causality, proportional deduction, and compliance with documentary requirements as stipulated by Colombian tax laws. The recovery of the VAT receivable is subject to meeting the requirements for deductibility, including the possession of valid VAT invoices or equivalent documents issued by registered suppliers. The company regularly assesses its VAT positions and ensures compliance with relevant tax laws and regulations.

In assessing the recovery of VAT receivable, the company considers various factors such as the growth projections of its taxable activities, changes in business operations, and potential adjustments in VAT legislation. The assessment is inherently subjective and involve significant management judgment. They are based on management’s historical experience, current trends, and expectations of future economic conditions.

(d)	Provision for environmental remediation

The Company has recognized provisions for environmental remediation obligations related to the treatment and closure of two tailings ponds and a waste dump assumed as part of the acquisition of a mining concession contract. The recognition and measurement of these provisions require significant management judgment, as the obligations arise from present legal and constructive responsibilities associated with the acquired mining concession and are accounted for in accordance with IAS 37, with the corresponding costs capitalized as part of the mining concession asset.

In estimating the amount of the provision, management applies judgment in determining, among other factors:

●	the expected timing of asset retirement and the related cash outflows;

●	the applicable regulatory and environmental requirements in Colombia;

●	the estimated costs of remediation activities, including dismantling, removal, and site restoration; and

●	the appropriate discount rate used to measure the future obligation at present value.

These estimates are inherently uncertain, as they are based on current legal requirements, regulatory interpretations, cost assumptions, and available technologies, all of which may change over time. Accordingly, actual remediation costs may differ materially from the amounts recognized.

Critical Estimates

(e)	Warrants and share-based compensation

The Company issues common share purchase warrants as part of unit placements in equity financing raises and also provides compensation benefits to employees, consultants, directors and officers through a stock option plan. The fair value of each warrant is estimated using the Binomial pricing model and the fair value of each option award is estimated using the Black-Scholes option pricing model. The binomial pricing model and Black-Scholes option pricing models involve the use of significant estimates including expected volatility, interest rates, expected life and forfeitures. Expected volatility is based on historical company’s own volatility. The risk-free rate for the expected term of the warrant or option is based on the Government of Canada yield curve in effect at the time of issue or grant. Management judgement is utilized to estimate option forfeiture behaviour within the valuation model in respect of options.